Other Income (Expense), Net - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Other Income (Expense), Net [Abstract]
Government subsidies	$ 491,956	$ 63,334	$ 317,575	$ 1,941,567
Sale of scrap materials	206,215	26,548
Others	178,482	22,977	312,971	146,753
Other income	$ 876,653	$ 112,859	$ 630,546	$ 2,088,320